LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASE ARRANGEMENTS

NOTE 8. LEASE ARRANGEMENTS

a. Right-of-use assets

	2019
(in US$ thousands)	Cost	Accumulated depreciation	Net
Recognition of right-of-use assets upon adoption of ASC 842 at beginning of year (Note 1)	$1,056	$—	$1,056
Recognition of impairment upon adoption of ASC 842 at beginning of year (Note 1)	(1,056)	—	(1,056)
Balance at end of year	$—	$—	$—

b. Lease liabilities

(in US$ thousands)	December 31, 2019
Carrying amount:
Current portion (classified under other current liabilities)	$498
Noncurrent portion	94
$592

Discount rates for the existing lease liabilities ranged from 1.7% to 2.8%.

c. Material terms of right-of-use assets

We lease office premises, office equipment and automobile for operational use with lease terms of 2 to 5 years. We do not have purchase options to acquire the leasehold office premises at the end of the lease terms.

d. Supplemental information

Supplemental disclosures of cash flow information consist of the following:

(in US$ thousands)	For the Year ended December 31, 2019
Cash paid for operating leases	$510
Right-of-use assets obtained in exchange for operating lease liabilities	1,056

Operating lease expenses were $15 thousand during the year ended December 31, 2019.

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2019:

(in US$ thousands)	Operating Leases
Year
2020	$504
2021	92
2022	1
2023	1
2024	1
Total minimum lease payments	599
Less: amount of lease payments representing interest	(7)
Present value of future minimum lease payments	592
Less: current obligation under leases	(498)
Non-current lease obligations	$94

We have elected the transition option under ASU 2016-02 and continued to apply the prior accounting standard for leases, including the disclosure requirements, in the comparative periods. Future minimum lease payments due under those lease agreements as of December 31, 2018 were as follows:

(in US$ thousands)	December 31, 2018
Not later than 1 year	$450
Later than 1 year and not later than 5 years	504
Later than 5 years	—
Balance at end of year	$954

Rent expense for the years ended December 31, 2018 and 2017 were $493 thousand and $577 thousand, respectively, recognized on a straight-line basis for the Company’s office and car leases which were accounted for as operating leases.